Insurance Contracts - Summary of New Insurance Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	₩ 47,498	₩ 73,839
Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	18,173,004	17,002,105
Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	3,090,339	3,060,625
Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	15,082,665	13,941,480
Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(20,687,723)	(19,684,967)
Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	315,632	323,077
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,246,585	2,433,624
Other than onerous contract
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	0	0
Other than onerous contract | Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	16,730,970	15,805,702
Other than onerous contract | Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,913,901	2,900,605
Other than onerous contract | Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	13,817,069	12,905,097
Other than onerous contract | Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(19,280,168)	(18,547,325)
Other than onerous contract | Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	302,613	307,999
Other than onerous contract | Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	2,246,585	2,433,624
Onerous contract
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Effect on financial statements of initial recognition of contracts	47,498	73,839
Onerous contract | Estimated Present Value of Future Cash Outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	1,442,034	1,196,403
Onerous contract | Insurance Acquisition Cash Flow
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	176,438	160,020
Onerous contract | Insurance Claims and Service Expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	1,265,596	1,036,383
Onerous contract | Estimated Present Value of Future Cash Inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	(1,407,555)	(1,137,642)
Onerous contract | Risk Adjustment for Non-Financial Risks
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	13,019	15,078
Onerous contract | Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract	₩ 0	₩ 0